COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 1,156,758,766	¥ 8,091,990,270		¥ 5,562,204,889	¥ 539,601,552
Restricted cash	6,132,990	42,902,719
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 1,162,891,756	¥ 8,134,892,989	$ 795,123,208	¥ 5,562,204,889	¥ 539,601,552	¥ 516,823,810